Other assets, net (Tables)	12 Months Ended
Dec. 31, 2019
Other assets, net [Abstract]
Other assets

Other assets as of December 31, 2018 and 2019 are as follows:

	2018		2019
Accounts receivable	~~W~~	7,666,217	9,355,388
Domestic exchange settlement debit		6,121,332	4,337,628
Guarantee deposits		1,152,434	1,184,572
Present value discount on guarantee deposits		(44,694)	(45,316)
Accrued income		1,896,822	2,612,823
Prepaid expense		194,040	193,849
Suspense payments		73,153	71,764
Sundry assets		92,221	93,766
Separate account assets		2,650,302	8,253,351
Advance payments		616,996	317,365
Unamortized deferred acquisition cost		786,134	907,868
Other		423,759	661,998
Allowances for credit loss of other assets		(56,798)	(66,775)

	~~W~~21,571,918		27,878,281